SEGMENT INFORMATION AND REVENUE ANALYSIS	6 Months Ended
Jun. 30, 2025
SEGMENT INFORMATION AND REVENUE ANALYSIS
SEGMENT INFORMATION AND REVENUE ANALYSIS

NOTE 20 — SEGMENT INFORMATION AND REVENUE ANALYSIS

The Company follows ASC 280, Segment Reporting, which requires that companies to disclose segment data based on how management makes decision about allocating resources to each segment and evaluating their performances. The Company has one reporting segment. The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Company.

Most of all revenues are derived from China based on the geographical locations where products sold to customers. In addition, the Company’s long-lived assets are all located in China, and the amount of long-lived assets attributable to any individual other country is not material. Therefore, no geographical segments are presented.

The following table presents the summary information for the only one reporting segment:

	For the six months ended June 30,
	2024	2025
	US$	US$
Revenues	$13,136,588	$7,959,494
Cost of revenues	(1,645,559)	(1,424,240)
Gross profit	11,491,029	6,535,254
Operating expenses:
Selling and marketing expenses	(1,168,576)	(1,127,725)
General and administrative expenses	(3,205,845)	(8,677,640)
Research and development expenses	(2,027,439)	(7,180,293)
Total operating expenses	(6,401,860)	(16,985,658)
Income from operations	5,089,169	(10,450,404)
Interest expense	(238,919)	(358,215)
Interest income	264	762
Subsidy income	265	56,968
Other expenses, net	5,627	(49,107)
Income before income tax	4,856,406	(10,799,996)

The Company has disclosed the type of revenue by type of customers as follows.

	For the six months ended June 30,
	2024	2025
Distributors	$7,822,407	$5,306,016
Direct customers(1)	5,314,181	2,653,478
Total	$13,136,588	$7,959,494
(1)	Revenue from direct customers include revenue from sales of medical devices to hospitals (i.e. directly or through deliverers).

Timing of revenue recognition

	For the years ended
	For the six months ended June 30,
	2024	2025
At a point of time	$13,136,588	$7,959,494

Furthermore, the Company has disclosed revenue by major product type as follows:

	For the six months ended June 30,
	2024	2025
MWA devices	$13,128,316	$7,958,761
– MWA needles	11,671,519	6,539,540
– MWA therapeutic apparatus	1,456,797	1,419,221
Other medical devices	8,272	733
Total	$13,136,588	$7,959,494